UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/07


               Date of Reporting Period:  Quarter ended 12/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




TAX-FREE INSTRUMENTS TRUST
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS-99.1%1
                   ALABAMA--1.5%
  $ 25,800,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital            $    25,800,000
                   Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.930%, 1/4/2007
    14,425,000     Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 4.000%,                14,425,000
                   1/1/2007
                      TOTAL                                                                                               40,225,000
                   ALASKA--1.6%
     7,050,000     North Slope Borough, AK, (Series B) Bonds (MBIA Insurance Corp. INS), 6/30/2007                         6,923,201
     5,120,000 2,3 Northern Tobacco Securitization Corp, AK, (MT-279) Weekly VRDNs (Merrill Lynch & Co., Inc.              5,120,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 1/4/2007
    21,000,000     Valdez, AK Marine Terminal, (Series 1994C), 3.68% TOBs (Phillips Transportation Alaska,                21,000,000
                   Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007
    12,000,000     Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC            12,000,000
                   GTD), 3.970%, 1/1/2007
                      TOTAL                                                                                               45,043,201
                   ARIZONA--0.6%
       510,000     Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan               510,000
                   Chase Bank, N.A. LOC), 4.100%, 1/4/2007
     1,200,000     Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare                   1,200,000
                   West)/(Bank of America N.A. LOC), 3.930%, 1/3/2007
     3,000,000     Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank             3,000,000
                   N.A., New York LOC), 3.960%, 1/4/2007
     5,985,000     Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 4.140%, 1/3/2007              5,985,000
     1,000,000     Maricopa County, AZ, IDA, (Series 2000A)  Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA              1,000,000
                   LOC), 3.950%, 1/4/2007
     5,000,000 2,3 Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P.            5,000,000
                   Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.970%, 1/5/2007
                      TOTAL                                                                                               16,695,000
                   CALIFORNIA--0.2%
     2,500,000     California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/(J.P. Morgan Chase             2,500,000
                   Bank, N.A. LOC), 3.920%, 1/1/2007
     2,100,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),             2,100,000
                   4.150%, 1/4/2007
                      TOTAL                                                                                                4,600,000
                   COLORADO--2.0%
     3,190,000 2,3 Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup,          3,190,000
                   Inc. LIQ), 3.950%, 1/4/2007
     2,165,000     Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community                2,165,000
                   Servies, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 4.150%, 1/4/2007
       105,000     Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(J.P.                 105,000
                   Morgan Chase Bank, N.A. LOC), 4.250%, 1/4/2007
       520,000     Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for              520,000
                   Child Development)/(U.S. Bank, N.A. LOC), 4.250%, 1/4/2007
     1,000,000     Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School               1,000,000
                   Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 3.990%,
                   1/4/2007
    40,000,000 2,3 Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly         40,000,000
                   VRDNs (Lehman Brothers Holdings, Inc. SWP), 4.080%, 1/3/2007
     4,780,000 2,3 E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z) Weekly VRDNs (MBIA Insurance             4,780,000
                   Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.970%, 1/4/2007
     3,545,000     Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A.,                 3,545,000
                   Minnesota LOC), 4.010%, 1/4/2007
                      TOTAL                                                                                               55,305,000
                   CONNECTICUT--1.7%
     2,335,000     Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for                     2,335,000
                   Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC), 3.920%, 1/3/2007
     3,200,000     Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs                      3,200,000
                   (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.920%, 1/3/2007
     6,000,000     Connecticut Development Authority, (Series 1999), 3.63% CP (New England Power Co.), Mandatory           6,000,000
                   Tender 1/12/2007
     6,900,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC           6,900,000
                   LOC), 3.950%, 1/4/2007
     5,500,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian            5,500,000
                   Asset Assurance INS)/(Bank of America N.A. LIQ), 3.980%, 1/3/2007
     2,500,000     Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC),             2,500,000
                   3.880%, 1/3/2007
     9,745,000 2,3 Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America          9,745,000
                   N.A. LIQ), 3.940%, 1/4/2007
     4,900,000     Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe                 4,900,000
                   Generale, Paris LIQ), 3.860%, 1/4/2007
     2,800,000     New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),            2,800,000
                   3.930%, 1/3/2007
     3,900,000     New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),             3,900,000
                   3.930%, 1/3/2007
                      TOTAL                                                                                               47,780,000
                   DISTRICT OF COLUMBIA--2.1%
    10,710,000 2,3 District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank         10,710,000
                   of New York LIQ), 4.040%, 1/4/2007
     5,103,500 2,3 District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank          5,103,500
                   of New York LIQ), 4.040%, 1/4/2007
     3,620,000 2,3 District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New             3,620,000
                   York LIQ), 4.060%, 1/4/2007
     8,330,000 2,3 District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11) Weekly VRDNs (FSA               8,330,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.950%, 1/3/2007
    18,330,000 2,3 District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,          18,330,000
                   Inc. LIQ), 3.950%, 1/4/2007
    11,260,000 2,3 District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),                11,260,000
                   3.950%, 1/4/2007
                      TOTAL                                                                                               57,353,500
                   FLORIDA--0.9%
     5,365,000 2,3 Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch           5,365,000
                   & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.020%, 1/4/2007
     3,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),           3,500,000
                   5.020%, 1/3/2007
     3,800,000     Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(H.J. Heinz Co. GTD),              3,800,000
                   5.010%, 1/4/2007
    10,000,000     Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 3.920%,                 10,000,000
                   1/1/2007
     1,800,000     Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art,                    1,800,000
                   Inc.)/(Bank of America N.A. LOC), 3.930%, 1/3/2007
                      TOTAL                                                                                               24,465,000
                   GEORGIA--0.5%
     2,500,000 2,3 Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia               2,500,000
                   State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.940%, 1/4/2007
     6,530,000     Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds             6,530,000
                   Ventures LLC)/(FNMA LOC), 3.990%, 1/4/2007
     3,920,000     Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus            3,920,000
                   Bank and Trust Co., GA LOC), 4.010%, 1/4/2007
                      TOTAL                                                                                               12,950,000
                   HAWAII--1.2%
       455,000 2,3 Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA                        455,000
                   COL)/(Wachovia Bank N.A. LIQ), 4.000%, 1/3/2007
     7,500,000     Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific              7,500,000
                   Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ), 4.030%, 1/3/2007
    11,900,000 2,3 Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.950%, 1/4/2007          11,900,000
     4,290,000 2,3 Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.950%,                  4,290,000
                   1/4/2007
     4,290,000 2,3 Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs             4,290,000
                   (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.940%, 1/4/2007
     3,525,000 2,3 University of Hawaii, (PZ-128) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,            3,525,000
                   Inc. LIQ), 3.970%, 1/4/2007
                      TOTAL                                                                                               31,960,000
                   ILLINOIS--5.0%
     3,505,000 2,3 Chicago, IL Housing Authority Capital Program, Roaring Forks (Series 2006-17) Weekly VRDNs              3,505,000
                   (FSA INS)/(Bank of New York LIQ), 3.980%, 1/4/2007
     3,445,000     Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan          3,445,000
                   Chase Bank, N.A. LIQ), 4.040%, 1/1/2007
     4,930,000 2,3 Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA                  4,930,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.950%, 1/3/2007
    14,980,000 2,3 Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (MBIA          14,980,000
                   Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.940%, 1/4/2007
     5,995,000 2,3 Chicago, IL, (MT-201) Weekly VRDNs (Peoples Gas Light & Coke Co.)/(Merrill Lynch & Co., Inc.            5,995,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.990%, 1/4/2007
    10,000,000 2,3 Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of                10,000,000
                   America N.A. LIQ), 4.010%, 1/4/2007
     1,000,000     Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High                   1,000,000
                   School)/(Allied Irish Banks PLC LOC), 4.190%, 1/3/2007
     5,270,000     Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (St. Paul's                      5,270,000
                   House)/(LaSalle Bank, N.A. LOC), 3.940%, 1/3/2007
        90,000     Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (BAPS, Inc.)/(Comerica Bank             90,000
                   LOC), 3.940%, 1/3/2007
     2,675,000     Illinois Finance Authority, (Series 2004) Weekly VRDNs (Kohl Children's Museum of Greater               2,675,000
                   Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.940%, 1/3/2007
    15,635,000     Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch                      15,635,000
                   University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 1/3/2007
     1,200,000     Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F)            1,200,000
                   Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 1/3/2007
       750,000     Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3)                750,000
                   Weekly VRDNs (FHLB of Chicago LIQ), 3.950%, 1/3/2007
    22,495,000 2,3 Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns           22,495,000
                   Cos., Inc. LIQ), 3.940%, 1/3/2007
     5,095,000 2,3 Kane & DeKalb Counties, IL Community Unit School District No. 301, PUTTERs (Series 1458)                5,095,000
                   Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.970%, 1/4/2007
     8,470,000     Orland Hills, IL,  (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(LaSalle            8,470,000
                   Bank, N.A. LOC), 3.940%, 1/3/2007
     7,045,000 2,3 Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance               7,045,000
                   Corp. INS)/(Bank of America N.A. LIQ), 3.990%, 1/4/2007
     8,775,000 2,3 Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank           8,775,000
                   of New York LIQ), 3.950%, 1/3/2007
     9,895,000 2,3 Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance           9,895,000
                   Corp. INS)/(Bank of New York LIQ), 3.950%, 1/3/2007
     5,000,000     Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse,              5,000,000
                   Zurich LOC), 3.940%, 1/3/2007
       865,000     Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con                    865,000
                   Materials, Inc.)/(Citibank N.A., New York LOC), 4.120%, 1/4/2007
                      TOTAL                                                                                              137,115,000
                   INDIANA--2.6%
     8,850,000     Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 4.010%, 1/4/2007           8,850,000
       820,000     Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 4.070%,                820,000
                   1/4/2007
     9,500,000     Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 4.010%,          9,500,000
                   1/4/2007
     1,005,000     Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC),                1,005,000
                   3.960%, 1/4/2007
     1,515,000     Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank,            1,515,000
                   N.A., Minnesota LOC), 4.070%, 1/4/2007
     8,070,000 2,3 Indiana Health & Educational Facility Financing Authority, (PA-1411) Weekly VRDNs (Clarian              8,070,000
                   Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                   3.970%, 1/4/2007
     3,100,000     Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes,           3,100,000
                   Inc.)/(Key Bank, N.A. LOC), 3.980%, 1/3/2007
     2,015,000 2,3 Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.000%,              2,015,000
                   1/3/2007
     6,848,000     Portage, IN EDRB, (Series 1995A: Port Crossing III) Weekly VRDNs (Pedcor Investments-1995-              6,848,000
                   XXIII LP)/(FHLB of Indianapolis LOC), 3.990%, 1/4/2007
     7,000,000     Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 4.140%, 1/3/2007                                     7,000,000
     4,990,000 2,3 Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015)                4,990,000
                   Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.940%, 1/4/2007
    12,300,000     Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North             12,300,000
                   America, Inc.)/(BP PLC GTD), 4.020%, 1/1/2007
     4,795,000     Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 3.990%,          4,795,000
                   1/4/2007
                      TOTAL                                                                                               70,808,000
                   IOWA--0.5%
       800,000     Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank,               800,000
                   N.A., Minnesota LOC), 4.110%, 1/4/2007
    11,810,000 2,3 Tobacco Settlement Authority, IA, ROCs (Series 456CE) Weekly VRDNs (Citibank N.A., New York            11,810,000
                   LIQ)/(Citibank N.A., New York LOC), 3.960%, 1/4/2007
                      TOTAL                                                                                               12,610,000
                   KANSAS--0.6%
     6,000,000     Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),            6,000,000
                   4.040%, 1/4/2007
    10,690,000     Olathe, KS, (Series A), 4.50% BANs, 6/1/2007                                                           10,723,412
                      TOTAL                                                                                               16,723,412
                   KENTUCKY--1.6%
     8,500,000     Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 4.000%, 1/3/2007          8,500,000
     3,000,000     Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals,              3,000,000
                   Inc.), 3.920%, 1/4/2007
     1,000,000     Calvert City, KY Pollution Control, (Series 1993B) Weekly VRDNs (Air Products & Chemicals,              1,000,000
                   Inc.), 3.920%, 1/4/2007
     3,640,000     Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A.             3,640,000
                   LOC), 4.120%, 1/4/2007
     5,000,000 2,3 Louisville & Jefferson County, KY Metropolitan Government, (PA-1416) Weekly VRDNs (Norton               5,000,000
                   Healthcare, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%,
                   1/4/2007
    19,250,000     Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation,         19,250,000
                   Inc.)/(Assured Guaranty Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.940%, 1/4/2007
       100,000     Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank,               100,000
                   N.A., Minnesota LOC), 4.110%, 1/4/2007
     2,510,000     Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied           2,510,000
                   Irish Banks PLC LOC), 4.060%, 1/4/2007
                      TOTAL                                                                                               43,000,000
                   LOUISIANA--2.5%
     6,000,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs                  6,000,000
                   (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.950%, 1/4/2007
     3,000,000     Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman,             3,000,000
                   Inc.)/(Bank of America N.A. LOC), 4.050%, 1/4/2007
    12,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           12,000,000
                   2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 3.970%, 1/3/2007
     5,995,000 2,3 Louisiana Public Facilities Authority, (MT-197), 3.50% TOBs (Ochsner Clinic Foundation)/(MBIA           5,995,000
                   Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/8/2007
     6,000,000     Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust            6,000,000
                   Bank LOC), 3.990%, 1/1/2007
    14,725,000 2,3 Louisiana State, PUTTERs (Series 1254) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan            14,725,000
                   Chase Bank, N.A. LIQ), 3.970%, 1/4/2007
    20,000,000     Tangipahoa Parish, LA Hospital Service District No. 1, (Series 2003B) Weekly VRDNs (North Oaks         20,000,000
                   Medical Center)/(Allied Irish Banks PLC LOC), 3.930%, 1/4/2007
                      TOTAL                                                                                               67,720,000
                   MARYLAND--0.4%
     6,000,000     Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72%              6,000,000
                   BANs, 9/12/2007
     4,350,000     Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol                   4,350,000
                   College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.940%, 1/2/2007
                      TOTAL                                                                                               10,350,000
                   MASSACHUSETTS--14.3%
    13,805,000 2,3 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 3.75% TOBs              13,805,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 2/1/2007
     8,700,000 2,3 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2001-4), 3.60% TOBs               8,700,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 3/8/2007
     8,525,000     Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD)          8,525,000
                   LIQ), 3.950%, 1/1/2007
     2,800,000     Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of            2,800,000
                   2000 Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.950%, 1/1/2007
     1,950,000 2,3 Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America           1,950,000
                   N.A. LIQ), 3.940%, 1/4/2007
     8,530,000 2,3 Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank           8,530,000
                   N.A. LIQ), 3.940%, 1/3/2007
     2,970,000 2,3 Commonwealth of Massachusetts, (PA-793) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.930%,           2,970,000
                   1/4/2007
     4,690,000 2,3 Commonwealth of Massachusetts, PUTTERs (Series 1457) Weekly VRDNs (J.P. Morgan Chase Bank,              4,690,000
                   N.A. LIQ), 3.940%, 1/4/2007
    41,305,000 2,3 Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P.              41,305,000
                   Morgan Chase Bank, N.A. LIQs), 3.940%, 1/4/2007
    11,500,000 2,3 Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs           11,500,000
                   (Goldman Sachs Group, Inc. LIQ), 3.930%, 1/4/2007
     4,000,000 2,3 Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series               4,000,000
                   2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.940%, 1/3/2007
    18,145,000 2,3 Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly              18,145,000
                   VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.940%, 1/4/2007
    29,500,000     Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp.          29,500,000
                   INS)/(Bank of America N.A. LIQ), 3.930%, 1/4/2007
    15,170,000     Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.            15,170,000
                   LOC), 3.930%, 1/3/2007
     4,975,000     Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.             4,975,000
                   LOC), 3.930%, 1/3/2007
     4,800,000     Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.920%,             4,800,000
                   1/4/2007
    15,000,000     Massachusetts HEFA, (Series EE), 3.60% CP (Harvard University), Mandatory Tender 1/18/2007             15,000,000
    10,150,000 2,3 Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC                      10,150,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.940%, 1/3/2007
    19,100,000     Massachusetts IFA, (Series 1992B), 3.61% CP (New England Power Co.), Mandatory Tender 2/9/2007         19,100,000
    15,000,000     Massachusetts IFA, (Series 1992B), 3.63% CP (New England Power Co.), Mandatory Tender                  15,000,000
                   2/14/2007
     5,640,000     Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC),               5,640,000
                   3.940%, 1/4/2007
     6,100,000     Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of               6,100,000
                   Massachusetts LOC), 3.940%, 1/4/2007
    10,320,000     Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/(Bank of America N.A. LOC),          10,320,000
                   3.960%, 1/4/2007
       965,000     Massachusetts IFA, (Series 1998A) Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank                 965,000
                   LOC), 3.930%, 1/4/2007
     5,500,000 2,3 Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly           5,500,000
                   VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.940%, 1/4/2007
     1,615,000 2,3 Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/(Citibank             1,615,000
                   N.A., New York LIQ), 3.950%, 1/4/2007
     5,090,000 2,3 Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC           5,090,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.940%, 1/3/2007
     9,760,000     Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth                   9,760,000
                   Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.940%,
                   1/4/2007
     2,500,000     Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers                  2,500,000
                   School)/(Citizens Bank of Massachusetts LOC), 3.920%, 1/4/2007
     7,960,000     Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College              7,960,000
                   High School)/(Citizens Bank of Massachusetts LOC), 3.940%, 1/3/2007
    10,000,000     Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Northfield Mount          10,000,000
                   Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.990%, 1/4/2007
     6,000,000     Massachusetts State Development Finance Agency, (Series 2004B) Weekly VRDNs (Northfield Mount           6,000,000
                   Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.990%, 1/4/2007
    18,390,000     Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk                   18,390,000
                   University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.960%,
                   1/3/2007
     1,500,000     Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New                  1,500,000
                   England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.910%, 1/4/2007
     5,000,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne           5,000,000
                   & Nichols School)/(J.P. Morgan Chase Bank, N.A. LOC), 3.930%, 1/4/2007
     5,200,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological           5,200,000
                   Laboratory)/(J.P. Morgan Chase Bank, N.A. LOC), 3.940%, 1/4/2007
    10,000,000 2,3 Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp.                     10,000,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.940%, 1/3/2007
    11,350,000 2,3 Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC           11,350,000
                   INS)/(Morgan Stanley LIQ), 3.940%, 1/4/2007
     5,090,000 2,3 Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch &             5,090,000
                   Co., Inc. LIQ), 3.930%, 1/4/2007
     1,100,000 2,3 Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly          1,100,000
                   VRDNs (Wachovia Bank N.A. LIQ), 3.940%, 1/3/2007
     9,000,000     Revere, MA, 4.00% BANs, 2/23/2007                                                                       9,004,822
    13,000,000     Silver Lake, MA Regional School District, 4.25% BANs, 7/10/2007                                        13,042,664
                      TOTAL                                                                                              391,742,486
                   MICHIGAN--0.5%
     8,465,000 2,3 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs             8,465,000
                   (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007
     4,160,000 2,3 Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ),             4,160,000
                   3.970%, 1/4/2007
                      TOTAL                                                                                               12,625,000
                   MINNESOTA--1.2%
     3,000,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs                   3,000,000
                   (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.920%, 1/4/2007
    16,000,000 2,3 Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman              16,000,000
                   Brothers Holdings, Inc. SWP), 4.080%, 1/4/2007
    14,060,000 2,3 Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman               14,060,000
                   Brothers Holdings, Inc. SWP), 4.080%, 1/4/2007
       665,000     Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A.,                    665,000
                   Minnesota LOC), 4.110%, 1/4/2007
       350,000     University of Minnesota, (Series 1999A) Weekly VRDNs, 3.970%, 1/3/2007                                    350,000
                      TOTAL                                                                                               34,075,000
                   MISSISSIPPI--0.6%
     4,750,000     Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(Chevron Corp. GTD),                4,750,000
                   4.000%, 1/1/2007
     5,460,000     Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners           5,460,000
                   LP)/(FNMA LOC), 4.020%, 1/4/2007
     6,785,000 2,3 Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70) Weekly VRDNs             6,785,000
                   (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 4.030%, 1/3/2007
       500,000     Senatobia, MS Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC), 4.070%,            500,000
                   1/5/2007
                      TOTAL                                                                                               17,495,000
                   MISSOURI--1.2%
     6,656,000     Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002)                6,656,000
                   Weekly VRDNs (Regions Bank, Alabama LOC), 4.190%, 1/3/2007
     1,340,000     Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales,                   1,340,000
                   Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 1/4/2007
     5,800,000     Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, N.A., Kansas           5,800,000
                   City LOC), 3.940%, 1/4/2007
    19,935,000 2,3 St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA            19,935,000
                   Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.950%, 1/4/2007
                      TOTAL                                                                                               33,731,000
                   MULTI STATE--5.3%
    24,017,078 2,3 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle           24,017,078
                   Bank, N.A. LOC), 4.120%, 1/4/2007
     5,095,000 2,3 Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (J.P.                5,095,000
                   Morgan Chase Bank, N.A. LOC), 4.150%, 1/4/2007
    19,499,000 2,3 Clipper Tax-Exempt Certificates Trust (AMT MultiState) Series 1999-3 Weekly VRDNs (GNMA                19,499,000
                   COL)/(State Street Bank and Trust Co. LIQ), 4.110%, 1/4/2007
    26,758,000 2,3 Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs ((AMBAC,          26,758,000
                   FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 4.110%,
                   1/4/2007
     3,711,000 2,3 GS Pool Trust (Series 2006-77) Weekly VRDNs ((AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and           3,711,000
                   Goldman Sachs Group, Inc. LIQs), 4.010%, 1/4/2007
    45,907,590 2,3 GS Pool Trust Series 2006-19TP Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs          45,907,590
                   Group, Inc. LIQ), 4.040%, 1/4/2007
     9,000,000 2,3 Massachusetts State Special Obligation Revenue, (Series 5018 BBT) Weekly VRDNs (FGIC                    9,000,000
                   INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.940%, 1/3/2007
    10,790,000 2,3 TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische           10,790,000
                   Landesbank (GTD) LIQ), 3.960%, 1/4/2007
                      TOTAL                                                                                              144,777,668
                   NEBRASKA--0.5%
     8,555,000     Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence                     8,555,000
                   Home)/(LaSalle Bank, N.A. LOC), 4.030%, 1/4/2007
       525,000     Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota                525,000
                   LOC), 4.110%, 1/4/2007
       405,000     Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs             405,000
                   (Omaha Fixture Manufacturing Project)/(J.P. Morgan Chase Bank, N.A. LOC), 4.010%, 1/4/2007
       219,000     Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ),                 219,000
                   4.050%, 1/3/2007
     4,935,000 2,3 Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A.          4,935,000
                   LIQ), 4.000%, 1/4/2007
                      TOTAL                                                                                               14,639,000
                   NEVADA--0.1%
     2,500,000     Truckee Meadows, NV Water Authority, (Series 2006B), 3.60% CP (Lloyds TSB Bank PLC, London              2,500,000
                   LOC), Mandatory Tender 2/6/2007
                   NEW HAMPSHIRE--0.5%
    12,000,000     New Hampshire Higher Educational & Health Facilities Authority, (Series 2006) Weekly VRDNs             12,000,000
                   (Frisbie Memorial Hospital)/(Bank of America N.A. LOC), 3.940%, 1/4/2007
       755,000 2,3 New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ),                  755,000
                   4.000%, 1/3/2007
                      TOTAL                                                                                               12,755,000
                   NEW JERSEY--11.2%
    10,000,000     Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007                                         10,031,849
     3,000,000     Collingswood, NJ, 4.65% BANs, 1/11/2007                                                                 3,000,679
     5,000,000     Collingswood, NJ, 4.65% BANs, 7/11/2007                                                                 5,018,864
     5,000,000     Essex, NJ, 4.50% BANs, 8/21/2007                                                                        5,027,598
     1,500,000     Fanwood, NJ, 4.75% BANs, 8/8/2007                                                                       1,507,797
     8,399,000     Hazlet Township, NJ, 4.50% BANs, 8/3/2007                                                               8,432,182
     7,000,000     Highland Park, NJ School District, 4.00% BANs, 11/14/2007                                               7,019,325
    12,714,000     Hopatcong, NJ, 4.50% BANs, 8/10/2007                                                                   12,768,498
    10,000,000     Lakewood Township, NJ, 4.50% BANs, 3/2/2007                                                            10,011,226
     4,356,725     Lambertville, NJ, 4.50% BANs, 8/17/2007                                                                 4,376,374
     3,089,000     Long Branch, NJ, 4.75% BANs, 5/25/2007                                                                  3,098,969
     3,331,000     Mount Arlington, NJ, 4.50% BANs, 8/16/2007                                                              3,345,354
     6,100,000     New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New          6,100,000
                   York LOC), 3.990%, 1/1/2007
     1,100,000     New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          1,100,000
                   LOC), 3.910%, 1/5/2007
     7,100,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A.              7,100,000
                   LOC), 3.910%, 1/3/2007
     3,000,000     New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry            3,000,000
                   Hill, NJ LOC), 3.910%, 1/4/2007
    11,300,000     New Jersey EDA, Lion's Gate (Series 2005C) Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of             11,300,000
                   Pennsylvania LOC), 3.930%, 1/3/2007
     1,250,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health            1,250,000
                   Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.910%, 1/4/2007
     1,705,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (Wiley                 1,705,000
                   Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.910%, 1/5/2007
     6,430,000     New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore          6,430,000
                   Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.910%, 1/4/2007
     5,660,000     New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery              5,660,000
                   Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.910%, 1/4/2007
     6,600,000     New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian             6,600,000
                   Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 3.930%, 1/4/2007
     3,795,000     New Jersey State Educational Facilities Authority, (2003 Series A) Daily VRDNs (Centenary               3,795,000
                   College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.910%, 1/4/2007
     2,900,000     New Jersey State Educational Facilities Authority, (Series 200D) Weekly VRDNs (Institute for            2,900,000
                   Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.950%, 1/4/2007
    12,165,000 2,3 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3012)               12,165,000
                   Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.960%, 1/3/2007
    10,000,000 2,3 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3027)               10,000,000
                   Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.960%, 1/3/2007
     7,500,000 2,3 New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54)             7,500,000
                   Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.930%, 1/4/2007
    31,880,000     New Jersey State, (Series Fiscal 2007A), 4.50% TRANs, 6/22/2007                                        32,020,721
    14,995,000 2,3 New Jersey Turnpike Authority, (PA-824R) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill              14,995,000
                   Lynch & Co., Inc. LIQ), 3.940%, 1/4/2007
     2,500,000 2,3 Newark, NJ Housing Authority, (PA-1268) Weekly VRDNs (Port Authority-Port Newark Marine                 2,500,000
                   Terminal)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.940%, 1/4/2007
     5,439,000     North Brunswick Township, NJ Board of Education, 4.00% GANs, 10/24/2007                                 5,450,468
     4,500,000     North Wildwood, NJ, 4.00% BANs, 12/14/2007                                                              4,516,516
     2,370,000     Pequannock Township, NJ, 4.50% BANs, 8/3/2007                                                           2,379,365
     4,337,420     Phillipsburg, NJ, 4.25% BANs, 9/13/2007                                                                 4,354,071
     3,200,000     Pilesgrove Township, NJ, 4.25% BANs, 8/30/2007                                                          3,210,615
     7,646,500     Piscataway Township, NJ, 4.25% BANs, 7/24/2007                                                          7,673,401
     9,007,000     Point Pleasant Beach, NJ, 4.00% BANs, 8/1/2007                                                          9,026,275
     6,162,000     Point Pleasant Beach, NJ, 4.50% BANs, 1/5/2007                                                          6,162,639
     2,227,430     Point Pleasant, NJ, 4.25% BANs, 1/31/2007                                                               2,228,939
     2,140,000     Raritan Township, NJ, 4.00% BANs, 8/24/2007                                                             2,145,318
     3,781,450     Spring Lake Boro, NJ, 4.25% BANs, 10/19/2007                                                            3,800,353
    15,860,000     Trenton, NJ, (Series 2006A-B), 4.00% BANs, 6/15/2007                                                   15,888,194
    20,935,000     Trenton, NJ, 4.00% BANs, 7/12/2007                                                                     20,984,765
     4,500,000     Wall Township, NJ, 4.50% BANs, 8/15/2007                                                                4,517,686
     2,745,765     West Deptford Township, NJ, 4.25% BANs, 6/21/2007                                                       2,752,662
                      TOTAL                                                                                              304,850,703
                   NEW MEXICO--1.3%
     2,000,000     Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A.,                2,000,000
                   Minnesota LOC), 4.110%, 1/4/2007
    10,764,000 2,3 Clipper Tax-Exempt Certificates Trust (New Mexico-AMT) (Series 2005-15) Weekly VRDNs (New              10,764,000
                   Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.110%,
                   1/4/2007
    23,007,098     New Mexico Mortgage Finance Authority, (Series 2006), 4.55% TOBs (Trinity Plus Funding Co.             23,007,098
                   LLC), Mandatory Tender 7/1/2007
                      TOTAL                                                                                               35,771,098
                   NEW YORK--2.8%
     3,900,000 2,3 Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC                    3,900,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.940%, 1/3/2007
     5,100,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park              5,100,000
                   LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York
                   LOCs), 3.960%, 1/3/2007
    14,500,000     New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia              14,500,000
                   Credit Local LIQ), 3.960%, 1/1/2007
    10,000,000     New York City, NY Municipal Water Finance Authority, (Series 2003 C-1) Daily VRDNs (State              10,000,000
                   Street Bank and Trust Co. LIQ), 3.960%, 1/1/2007
     5,435,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital,                    5,435,000
                   Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.920%, 1/4/2007
     2,440,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset          2,440,000
                   Assurance INS)/(Bank of New York LIQ), 3.960%, 1/4/2007
     1,000,000 2,3 New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC                       1,000,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.940%, 1/3/2007
    34,600,000     Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-4) Weekly VRDNs          34,600,000
                   (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.880%, 1/4/2007
                      TOTAL                                                                                               76,975,000
                   NORTH CAROLINA--3.7%
       600,000     Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of                     600,000
                   Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.950%, 1/4/2007
     2,015,000     McDowell County, NC Industrial Facilities and Pollution Control Financing Authority, (Series            2,015,000
                   2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.950%,
                   1/4/2007
    10,000,000 2,3 North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke                         10,000,000
                   University)/(Merrill Lynch & Co., Inc. LIQ), 3.950%, 1/4/2007
     6,630,000     North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens                    6,630,000
                   College)/(Bank of America N.A. LOC), 3.900%, 1/4/2007
     2,800,000     North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester               2,800,000
                   Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.970%, 1/4/2007
     1,830,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School,            1,830,000
                   Inc.)/(SunTrust Bank LOC), 3.920%, 1/4/2007
     2,495,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill                  2,495,000
                   Community Foundation)/(Bank of America N.A. LOC), 3.900%, 1/4/2007
     2,360,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area          2,360,000
                   YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.970%, 1/3/2007
     6,600,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack                  6,600,000
                   Club)/(Bank of America N.A. LOC), 3.900%, 1/4/2007
     4,355,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell                  4,355,000
                   University)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.950%, 1/4/2007
     4,500,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy             4,500,000
                   and College)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.950%, 1/4/2007
     8,495,000 2,3 North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke          8,495,000
                   University)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.950%, 1/4/2007
     7,170,000 2,3 North Carolina Capital Facilities Finance Agency, ROCs (Series 9048) Weekly VRDNs (Duke                 7,170,000
                   University)/(Citigroup, Inc. LIQ), 3.950%, 1/4/2007
     5,585,000 2,3 North Carolina Eastern Municipal Power Agency, Macon Trust (Series 2005G) Weekly VRDNs (AMBAC           5,585,000
                   INS)/(Bank of America N.A. LIQ), 3.940%, 1/4/2007
     6,300,000     North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis                6,300,000
                   Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 4.010%, 1/4/2007
     4,090,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement               4,090,000
                   Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.920%, 1/3/2007
     5,000,000     North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional               5,000,000
                   Medical Center)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.950%, 1/4/2007
     4,000,000     North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist                   4,000,000
                   Retirement Homes)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.950%, 1/4/2007
     4,935,000 2,3 North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC                   4,935,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.970%, 1/4/2007
     1,700,000     Raleigh & Durham, NC Airport Authority, (Series 2006C) Weekly VRDNs (Raleigh-Durham                     1,700,000
                   Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.960%, 1/3/2007
    10,000,000     Union County, NC, 3.62% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 2/13/2007                        10,000,000
                      TOTAL                                                                                              101,460,000
                   OHIO--4.1%
     9,630,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH            9,630,000
                   Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.950%, 1/4/2007
     4,000,000     Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood,               4,000,000
                   Inc.)/(KBC Bank N.V. LOC), 3.940%, 1/4/2007
     2,650,000     Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A.              2,650,000
                   LIQ), 3.940%, 1/4/2007
     8,000,000 2,3 Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale,           8,000,000
                   Paris LIQ), 3.920%, 1/3/2007
     4,060,000     Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor &           4,060,000
                   Amasa Stone)/(Key Bank, N.A. LOC), 3.940%, 1/4/2007
     2,500,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco            2,500,000
                   Corp.)/(Bank of America N.A. LOC), 4.000%, 1/4/2007
     2,000,000     Geauga County, OH, 4.50% BANs, 8/28/2007                                                                2,010,739
    20,000,000     Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and              20,000,000
                   Citizens Bank of Pennsylvania LOCs), 3.960%, 1/4/2007
    13,565,000     Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes,             13,565,000
                   Inc.)/(Key Bank, N.A. LOC), 3.980%, 1/3/2007
     4,000,000 2,3 Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co.,              4,000,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.990%, 1/4/2007
     2,775,000     Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth           2,775,000
                   Third Bank, Cincinnati LOC), 4.020%, 1/4/2007
     9,995,000 2,3 Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC               9,995,000
                   INS)/(Bear Stearns Cos., Inc. LIQ), 3.920%, 1/3/2007
     6,600,000 2,3 Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan            6,600,000
                   Stanley LIQ), 3.950%, 1/4/2007
     5,000,000     Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly              5,000,000
                   VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 3.940%, 1/3/2007
    15,910,000     Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson             15,910,000
                   Memorial Hospital)/(Key Bank, N.A. LOC), 3.960%, 1/4/2007
                      TOTAL                                                                                              110,695,739
                   OKLAHOMA--0.1%
     1,105,000     Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds, 5.00% Bonds          1,114,405
                   (Western Heights Public Schools)/(Assured Guaranty Corp. INS), 9/1/2007
       765,000     Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds, 5.00% Bonds            771,514
                   (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2007
                      TOTAL                                                                                                1,885,919
                   PENNSYLVANIA--1.7%
     1,420,000     Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(J.P.             1,420,000
                   Morgan Chase Bank, N.A. LOC), 3.950%, 1/4/2007
     7,985,000 2,3 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC                    7,985,000
                   INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007
    14,705,000 2,3 Delaware Valley, PA Regional Finance Authority, ROCs (Series 615) Weekly VRDNs (AMBAC                  14,705,000
                   INS)/(Citigroup, Inc. LIQ), 3.950%, 1/4/2007
       600,000     Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC             600,000
                   Bank, N.A. LOC), 3.950%, 1/4/2007
     3,625,000     Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy              3,625,000
                   Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.940%, 1/4/2007
     8,115,000     Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy              8,115,000
                   Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.940%, 1/4/2007
    11,290,000     Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy             11,290,000
                   Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.940%, 1/4/2007
                      TOTAL                                                                                               47,740,000
                   SOUTH CAROLINA--1.5%
       400,000     Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 4.000%, 1/3/2007                                      400,000
     1,000,000     Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 4.000%, 1/3/2007                    1,000,000
     7,485,000 2,3 Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Bank            7,485,000
                   of New York LIQ), 3.950%, 1/3/2007
     8,235,000 2,3 Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs             8,235,000
                   (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.960%, 1/4/2007
    11,010,000 2,3 Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5) Weekly VRDNs (MBIA Insurance             11,010,000
                   Corp. INS)/(Bank of New York LIQ), 3.950%, 1/3/2007
     2,500,000     South Carolina Jobs-EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian           2,500,000
                   Asset Assurance INS)/(RBC Centura Bank LIQ), 3.970%, 1/4/2007
     6,000,000     South Carolina State Public Service Authority (Santee Cooper), 3.60% CP, Mandatory Tender               6,000,000
                   1/17/2007
     3,295,000 2,3 South Carolina Transportation Infrastructure Bank, PUTTERs (Series 1285Z) Weekly VRDNs (AMBAC           3,295,000
                   INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.970%, 1/4/2007
                      TOTAL                                                                                               39,925,000
                   SOUTH DAKOTA--0.1%
     1,000,000     South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-            1,000,000
                   Thueringen (GTD) LIQ), 3.950%, 1/4/2007
     1,210,000 2,3 South Dakota Housing Development Authority, MERLOTS (Series 2001 A32) Weekly VRDNs (Wachovia            1,210,000
                   Bank N.A. LIQ), 3.950%, 1/3/2007
                      TOTAL                                                                                                2,210,000
                   TENNESSEE--1.5%
    15,315,000     Chattanooga, TN Health & Housing Facility Board, (Series 2004-A) Weekly VRDNs (Cumberland              15,315,000
                   Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.950%, 1/4/2007
     4,995,000 2,3 Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly              4,995,000
                   VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 4.070%, 1/4/2007
    20,000,000 2,3 Tennessee Energy Acquisition Corp., (MT-336) Weekly VRDNs (BNP Paribas SA LIQ), 3.970%,                20,000,000
                   1/4/2007
       100,000     Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank             100,000
                   LOC), 3.920%, 1/3/2007
                      TOTAL                                                                                               40,410,000
                   TEXAS--14.4%
     6,555,000 2,3 Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA                      6,555,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.950%, 1/3/2007
    18,245,000 2,3 Austin, TX, MERLOTS (Series 2000 A3) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York         18,245,000
                   LIQ), 3.950%, 1/3/2007
     7,100,000     Brazoria County, TX Health Facilities Development Corp., (Series 1999) Weekly VRDNs                     7,100,000
                   (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.980%, 1/4/2007
    24,125,000     Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank         24,125,000
                   N.A. LOC), 3.960%, 1/3/2007
    17,300,000     Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank         17,300,000
                   N.A. LOC), 3.960%, 1/3/2007
    10,125,000 2,3 Brazos River Authority, TX, ROCs (Series 459CE) Weekly VRDNs (TXU Energy Co. LLC)/(Citibank            10,125,000
                   N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.990%, 1/4/2007
     7,000,000     Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John          7,000,000
                   Cooper School)/(Bank of America N.A. LOC), 3.960%, 1/4/2007
       900,000     Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 4.000%                                       900,000
    26,700,000     Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.),          26,700,000
                   4.020%, 1/1/2007
    21,700,000     Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 4.020%,           21,700,000
                   1/1/2007
     7,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 4.020%,            7,000,000
                   1/1/2007
     1,200,000     Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 4.020%,            1,200,000
                   1/1/2007
    10,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 4.020%,           10,000,000
                   1/1/2007
     3,500,000     Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America,          3,500,000
                   Inc.)/(BP PLC GTD), 4.020%, 1/1/2007
     8,800,000     Harris County, TX HFDC, (Series 2002) Daily VRDNs (Young Men's Christian Association of the             8,800,000
                   Greater Houston Area)/(J.P. Morgan Chase Bank, N.A. LOC), 4.000%, 1/1/2007
    16,000,000     Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC              16,000,000
                   INS)/(Citibank N.A., New York and J.P. Morgan Chase Bank, N.A. LIQs), 3.950%, 1/4/2007
    11,000,000     Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX),            11,000,000
                   3.990%, 1/2/2007
       955,000     Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 4.110%, 1/3/2007                              955,000
     5,000,000 2,3 Harris County, TX, Class A Certificates (Series 2006-280) Weekly VRDNs (Bear Stearns Cos.,              5,000,000
                   Inc. LIQ), 3.940%, 1/4/2007
     2,700,000     Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist                 2,700,000
                   University Project)/(J.P. Morgan Chase Bank, N.A. LOC), 3.980%, 1/4/2007
    20,075,000 2,3 Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA             20,075,000
                   INS)/(Bear Stearns Cos., Inc. LIQ), 3.940%, 1/3/2007
     6,525,000 2,3 Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA                6,525,000
                   INS)/(Bank of America N.A. LIQ), 3.990%, 1/4/2007
     5,000,000     North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC            5,000,000
                   INS)/(DePfa Bank PLC LIQ), 3.900%, 1/3/2007
    10,635,000 2,3 Richardson, TX, Roaring Forks (Series 2006-5) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of         10,635,000
                   New York LIQ), 3.980%, 1/4/2007
     7,140,000     Southeast Texas Housing Finance Corp. Weekly VRDNs (Rosemont at Garth Apartments)/(Wachovia             7,140,000
                   Bank N.A. LOC), 4.000%, 1/4/2007
     2,800,000     Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible            2,800,000
                   Fellowship)/(Bank of America N.A. LOC), 3.950%, 1/4/2007
    24,995,000 2,3 Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3800) Weekly VRDNs (Merrill Lynch & Co.,         24,995,000
                   Inc. LIQ), 3.980%, 1/4/2007
    19,970,000     Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA                19,970,000
                   INS)/(DePfa Bank PLC LIQ), 3.950%, 1/4/2007
     4,695,000 2,3 Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas                   4,695,000
                   State)/(Bank of America N.A. LIQ), 3.950%, 1/4/2007
    20,000,000 2,3 Texas State Transportation Commission, PUTTERS (Series 1521) Weekly VRDNs (Texas State)/(J.P.          20,000,000
                   Morgan Chase Bank, N.A. LIQ), 3.970%, 1/4/2007
    65,000,000     Texas State, (Series 2006), 4.50% TRANs, 8/31/2007                                                     65,389,520
                      TOTAL                                                                                              393,129,520
                   UTAH--1.8%
    43,500,000     Utah County, UT, (Series 2002B) Weekly VRDNs (IHC Health Services, Inc.)/(WestLB AG (GTD)              43,500,000
                   LIQ), 3.950%, 1/4/2007
     2,600,000     Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A.               2,600,000
                   LOC), 4.040%, 1/4/2007
     4,325,000     Weber County, UT, (Series 2000B) Daily VRDNs (IHC Health Services, Inc.)/(WestLB AG (GTD)               4,325,000
                   LIQ), 4.000%, 1/1/2007
                      TOTAL                                                                                               50,425,000
                   VIRGINIA--1.1%
        60,000     Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of                           60,000
                   Virginia)/(SunTrust Bank LOC), 3.920%, 1/3/2007
     3,810,000     Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West            3,810,000
                   Apartments)/(SunTrust Bank LOC), 3.970%, 1/3/2007
    17,600,000     Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of                         17,600,000
                   Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.920%, 1/4/2007
     7,770,000     Loudoun County, VA IDA, (Series 2003A) Daily VRDNs (Howard Hughes Medical Institute), 3.970%,           7,770,000
                   1/1/2007
                      TOTAL                                                                                               29,240,000
                   WASHINGTON--1.5%
     6,995,000 2,3 Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken,          6,995,000
                   Stockholm LIQ), 3.940%, 1/4/2007
     2,600,000     Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 3.950%, 1/4/2007                                   2,600,000
     9,805,000 2,3 Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42) Weekly VRDNs (FSA                        9,805,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.950%, 1/3/2007
    13,250,000     Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill                13,250,000
                   Associates LP)/(FNMA LOC), 3.990%, 1/4/2007
     3,705,000 2,3 Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.950%,           3,705,000
                   1/4/2007
     5,900,000 2,3 Washington State, PUTTERs (Series 1422) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan            5,900,000
                   Chase Bank, N.A. LIQ), 3.970%, 1/4/2007
                      TOTAL                                                                                               42,255,000
                   WEST VIRGINIA-0.9%
     9,500,000     Grant County, WV County Commission, PCRB (Series 1994), 3.67% CP (Virginia Electric & Power             9,500,000
                   Co.), Mandatory Tender 1/11/2007
    16,500,000     Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65% CP         16,500,000
                   (Virginia Electric & Power Co.), Mandatory Tender 2/12/2007
                      TOTAL                                                                                               26,000,000
                   WISCONSIN--1.7%
     3,115,000 2,3 Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co.,             3,115,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.000%, 1/4/2007
     2,650,000     Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton                       2,650,000
                   Papers)/(LaSalle Bank, N.A. LOC), 4.110%, 1/4/2007
    10,100,000     Wisconsin Center District, (Series 2001A) Weekly VRDNs (U.S. Bank, N.A. LOC), 3.900%, 1/3/2007         10,100,000
    16,835,000     Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ),                16,835,000
                   3.950%, 1/3/2007
     6,900,000     Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB           6,900,000
                   Bank PLC, London LIQ), 3.950%, 1/3/2007
     6,685,000     Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center,                  6,685,000
                   Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.970%, 1/4/2007
                      TOTAL                                                                                               46,285,000
                      TOTAL MUNICIPAL INVESTMENTS -99.1%                                                               2,708,301,246
                      (AT AMORTIZED COST)4
                      OTHER ASSETS AND LIABILITIES -NET -0.9%                                                             24,899,087
                      TOTAL NET ASSETS -100%                                                                         $ 2,733,200,333

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.4% of the portfolio as calculated based upon total market value.

1    Current rate and next reset date shown for Variable Rate Demand Notes.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $1,069,720,168, which represented 39.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2006, these liquid restricted securities amounted to $1,069,720,168, which represented 39.5% of total net assets.

4    Also represents cost for federal tax purposes.

     The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short- term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At December 31, 2006, the portfolio securities were rated as follows:

  Tier Rating Percentage Based on Total Market Value
  FIRST TIER               SECOND TIER
*----------------------------------------------------
  97.8%                    2.2%
*----------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDRB(s) --Industrial Development Revenue Bonds
 IFA     --Industrial Finance Authority
 INS     --Insured
 INV     --Investment Agreement
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCFA    --Pollution Control Finance Authority
 PCRB    --Pollution Control Revenue Bond
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 SWP     --Swap Agreement
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Offer Certificates
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 9, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007





                                      -1-